Short-Term Debt and Long-Term Liabilities - Schedule of Company’s Funding Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt and Long-Term Liabilities [Line Items]
Net funding liabilities	$ 7,634,381	$ 7,325,502
Funding liability – QFL [Member]
Short-Term Debt and Long-Term Liabilities [Line Items]
Net funding liabilities		1,525,502
Funding liability – QF3 [Member]
Short-Term Debt and Long-Term Liabilities [Line Items]
Net funding liabilities	$ 7,634,381	$ 5,800,000